T. ROWE PRICE Target 2005 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 62.9%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  7,854 3,298 1,129 1,987,652 10,475
New Income Fund  8,462 2,961 1,178 1,054,373 10,269
International Bond Fund (USD
Hedged)  2,876 992 407 344,893 3,511
Emerging Markets Bond Fund  2,182 650 336 241,417 2,692
High Yield Fund  1,890 847 483 364,302 2,415
Dynamic Global Bond Fund  1,859 667 264 233,591 2,345
Floating Rate Fund  724 491 117 119,476 1,142
U.S. Treasury Long-Term Index
Fund  363 548 87 56,556 644
Total Bond Mutual Funds (Cost $32,206) 33,493
EQUITY MUTUAL FUNDS 34.2%
T. Rowe Price Funds:
Equity Index 500 Fund  7,831 1,538 4,183 55,673 5,614
Value Fund  153 1,489 144 42,648 1,863
Growth Stock Fund (2) 189 1,450 143 17,672 1,757
International Value Equity Fund  1,388 286 557 101,238 1,496
Overseas Stock Fund  1,267 279 422 116,652 1,450
International Stock Fund  1,201 279 385 65,302 1,410
Emerging Markets Stock Fund  751 161 329 14,713 833
Mid-Cap Growth Fund  706 169 237 6,827 788
Mid-Cap Value Fund  578 162 178 23,691 761
Small-Cap Value Fund  370 92 138 8,530 494
Small-Cap Stock Fund  404 100 155 7,254 494
New Horizons Fund (2) 542 137 277 5,331 442
Real Assets Fund  374 89 115 34,110 442
Emerging Markets Discovery
Stock Fund  7 169 11 12,692 198
U.S. Large-Cap Core Fund  4 149 10 5,565 172
Total Equity Mutual Funds (Cost $12,184) 18,214

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 1,559 3,636 3,575 1,619,684 1,620
Total Short-Term Investments (Cost $1,620) 1,620
Total Investments in Securities 100.1%
(Cost $46,010) $ 53,327
Other Assets Less Liabilities (0.1)% (39)
Net Assets 100.0% $ 53,288
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 83 $ 41
Emerging Markets Bond Fund (16) 196 104
Emerging Markets Discovery Stock Fund 1 33 1
Emerging Markets Stock Fund 51 250 9
Equity Index 500 Fund 965 428 89
Floating Rate Fund (5) 44 29
Growth Stock Fund 64 261 —
High Yield Fund (2) 161 103
International Bond Fund (USD Hedged) 13 50 47
International Stock Fund 55 315 15
International Value Equity Fund (7) 379 35
Limited Duration Inflation Focused Bond Fund 91 452 28
Mid-Cap Growth Fund 70 150 1
Mid-Cap Value Fund 26 199 12
New Horizons Fund 119 40 —
New Income Fund 86 24 190
Overseas Stock Fund 28 326 30
Real Assets Fund 5 94 10
Small-Cap Stock Fund 36 145 3
Small-Cap Value Fund 22 170 4
U.S. Large-Cap Core Fund 1 29 2
U.S. Treasury Long-Term Index Fund 96 (180) 7
Value Fund 29 365 24
U.S. Treasury Money Fund, 0.09% — — 2
Totals $ 1,728# $ 4,014 $ 786+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $573 of the net realized gain (loss).
+ Investment income comprised $786 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2005 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2005 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F182-054Q3 02/21